The undersigned, President and Treasurer of Foresight Funds, Inc. in lieu of filing under Section 497(c) of the Securities Act of 1933, as amended, (the "Act"), hereby certifies that:

        1. The form of the Prospectuses and Statements of Additional Information that would have been filed under paragraph 497(c) of the Act would not have differed from that contained in the Fund's Post-Effective Amendment No. 3, the most recent amendment; and

        2. The text of Post-Effective Amendment No. 3 has been filed electronically.

Date:  June 12, 2006                            Foresight Funds, Inc.

                                              /s/ Michael M. Bissell
                                              -----------------------------
                                              Michael M. Bissell
                                              President and Treasurer